CONCENTRATIONS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Total Accounts Receivable	$ 153,213	$ 22,166	$ 119,771
Less: Sales Returns and Allowances	37,570	28,707	51,159
Less: Doubtful Accounts	3,967	3,967	5,019
Accounts Receivable, net	$ 111,676	$ (10,508)	$ 63,593